Segment Data (Schedule Of Operating Segment Results) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 6,243,044	$ 6,246,884	$ 6,161,352
Direct operating expenses	596,496	672,132	646,113	630,357	594,817	649,097	633,770	602,803	608,571	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses	415,828	423,803	411,354	411,341	403,363	431,355	407,501	401,479	426,083	1,649,861	1,666,418	1,604,524
Depreciation and amortization	174,871	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	730,828	729,285	763,306
Impairment charges		16,970	0	0	0	37,651	0	0	0	16,970	37,651	7,614
Corporate expenses	72,705				83,763					324,182	297,366	239,399
Other operating income, net	165	13,304	6,186	1,113	2,395	968	42,118	1,917	3,124	22,998	48,127	12,682
Operating income (loss)	82,813	332,526	266,707	320,221	81,328	310,726	331,907	346,196	81,221	1,000,782	1,070,050	1,054,724
Intersegment revenues	14,512	62,605			12,937	66,719				62,605	66,719	63,892
Segment assets	14,597,126	15,097,302				16,292,713				15,097,302	16,292,713	16,542,039
Capital expenditures	67,408				61,620					324,526	390,280	362,281
Share-based compensation expense	3,036				5,517					16,715	28,540	20,667
CCME [Member]
Segment Reporting Information [Line Items]
Revenue	670,347				656,566					3,131,595	3,084,780	2,986,828
Direct operating expenses	210,754				204,268					931,976	878,626	857,622
Selling, general and administrative expenses	259,155				239,142					1,020,097	993,116	971,066
Depreciation and amortization	62,571				67,832					271,126	271,399	268,245
Impairment charges										0	0	0
Corporate expenses										0	0	0
Other operating income, net										0	0	0
Operating income (loss)	137,867				145,324					908,396	941,639	889,895
Intersegment revenues		0				0				0	0	0
Segment assets		8,064,671				8,201,798				8,064,671	8,201,798	8,364,246
Capital expenditures	10,292				14,244					75,742	65,821	50,198
Share-based compensation expense										0	0	0
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	268,756				286,461					1,290,452	1,279,257	1,252,725
Direct operating expenses	133,288				136,891					566,669	582,340	566,313
Selling, general and administrative expenses	51,111				54,372					220,732	211,245	198,989
Depreciation and amortization	47,599				48,685					196,597	192,023	211,009
Impairment charges										0	0	0
Corporate expenses										0	0	0
Other operating income, net										0	0	0
Operating income (loss)	36,758				46,513					306,454	293,649	276,414
Intersegment revenues	976	2,473			83	1,175				2,473	1,175	4,141
Segment assets		3,693,308				3,835,235				3,693,308	3,835,235	3,886,098
Capital expenditures	12,220				12,895					88,991	117,647	122,505
Share-based compensation expense										0	0	0
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	366,495				363,749					1,655,738	1,667,687	1,751,149
Direct operating expenses	248,225				249,300					1,028,059	1,021,152	1,064,562
Selling, general and administrative expenses	81,838				85,189					322,840	363,417	339,043
Depreciation and amortization	50,444				50,993					203,927	205,258	219,955
Impairment charges										0	0	0
Corporate expenses										0	0	0
Other operating income, net										0	0	0
Operating income (loss)	(14,012)				(21,733)					100,912	77,860	127,589
Intersegment revenues		0				80				0	80	0
Segment assets		2,029,687				2,256,309				2,029,687	2,256,309	2,166,173
Capital expenditures	25,086				25,908					108,548	150,129	166,044
Share-based compensation expense										0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Revenue	51,462				49,219					227,864	281,879	234,542
Direct operating expenses	6,388				6,494					25,271	25,088	27,807
Selling, general and administrative expenses	36,077				35,461					140,241	152,394	147,481
Depreciation and amortization	8,719				9,982					39,291	45,568	49,827
Impairment charges										0	0	0
Corporate expenses										0	0	0
Other operating income, net										0	0	0
Operating income (loss)	278				(2,718)					23,061	58,829	9,427
Intersegment revenues	13,536	60,132			12,854	65,464				60,132	65,464	59,751
Segment assets		534,363				815,435				534,363	815,435	809,212
Capital expenditures	1,807				2,103					9,933	17,438	5,737
Share-based compensation expense										0	0	0
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Revenue										0	0	0
Direct operating expenses										0	0	0
Selling, general and administrative expenses										0	0	0
Depreciation and amortization	5,538				4,690					19,887	15,037	14,270
Impairment charges										16,970	37,651	7,614
Corporate expenses	72,705				83,763					324,182	297,366	239,399
Other operating income, net	165				2,395					22,998	48,127	12,682
Operating income (loss)	(78,078)				(86,058)					(338,041)	(301,927)	(248,601)
Intersegment revenues		0				0				0	0	0
Segment assets		775,273				1,183,936				775,273	1,183,936	1,316,310
Capital expenditures	18,003				6,470					41,312	39,245	19,490
Share-based compensation expense	3,036				5,517					16,715	28,540	20,667
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(14,512)				(12,937)					(62,605)	(66,719)	(63,892)
Direct operating expenses	(2,159)				(2,136)					(8,556)	(12,965)	(11,837)
Selling, general and administrative expenses	(12,353)				(10,801)					(54,049)	(53,754)	(52,055)
Depreciation and amortization										0	0	0
Impairment charges										0	0	0
Corporate expenses										0	0	0
Other operating income, net										0	0	0
Operating income (loss)										0	0	0
Intersegment revenues		0				0				0	0	0
Segment assets		0				0				0	0	0
Capital expenditures										0	0	0
Share-based compensation expense										$ 0	$ 0	$ 0